UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® U.S. Equity Central Fund

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	6.6
Apple, Inc.	6.4
Alphabet, Inc. Class A	4.3
Amazon.com, Inc.	3.0
Meta Platforms, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.4
Tesla, Inc.	1.2
Salesforce.com, Inc.	1.1
Adobe, Inc.	1.0
Wells Fargo & Co.	1.0
27.9

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	25.9
Health Care	12.6
Consumer Discretionary	11.9
Financials	10.6
Communication Services	9.6

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks and Equity Futures	98.3%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 7.3%

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	909,600	$22,376,160
Deutsche Telekom AG	2,303,687	42,566,386
Liberty Global PLC Class C (a)	1,816,218	51,017,564
		115,960,110
Entertainment - 1.6%
Activision Blizzard, Inc.	755,425	50,258,425
Cinemark Holdings, Inc. (a)(b)	823,600	13,276,432
Electronic Arts, Inc.	393,796	51,941,692
Lions Gate Entertainment Corp.:
Class A (a)(b)	89,400	1,487,616
Class B (a)	626,326	9,639,157
Marcus Corp. (a)(b)	439,600	7,851,256
Netflix, Inc. (a)	107,205	64,584,580
Sea Ltd. ADR (a)	176,600	39,507,186
Take-Two Interactive Software, Inc. (a)	43,560	7,741,483
The Walt Disney Co. (a)	621,120	96,205,277
World Wrestling Entertainment, Inc. Class A (b)	228,724	11,285,242
Zynga, Inc. (a)	3,753,988	24,025,523
		377,803,869
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A (a)	348,820	1,010,545,493
Angi, Inc. (a)(b)	991,732	9,133,852
IAC (a)	15,000	1,960,650
Meta Platforms, Inc. Class A (a)	1,350,925	454,383,624
Snap, Inc. Class A (a)	960,700	45,181,721
Twitter, Inc. (a)	188,900	8,164,258
Vimeo, Inc. (a)	55,272	992,685
Zoominfo Technologies, Inc. (a)	239,800	15,395,160
		1,545,757,443
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	1,146,552	9,195,347
Altice U.S.A., Inc. Class A (a)	296,100	4,790,898
Comcast Corp. Class A	1,837,182	92,465,370
DISH Network Corp. Class A (a)	77,263	2,506,412
News Corp. Class A	774,300	17,274,633
S4 Capital PLC (a)	740,200	6,388,997
TechTarget, Inc. (a)	27,700	2,649,782
		135,271,439
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	787,838	91,373,451

TOTAL COMMUNICATION SERVICES		2,266,166,312

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.0%
Adient PLC (a)	173,613	8,312,590
Automobiles - 1.3%
Ferrari NV	48,491	12,550,441
Rivian Automotive, Inc. (b)	38,300	3,971,327
Tesla, Inc. (a)	263,850	278,831,403
		295,353,171
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A	120,200	20,012,098
ARAMARK Holdings Corp. (b)	625,600	23,053,360
Booking Holdings, Inc. (a)	35,500	85,172,665
Brinker International, Inc. (a)	105,900	3,874,881
Caesars Entertainment, Inc. (a)	509,386	47,642,873
Chipotle Mexican Grill, Inc. (a)	10,127	17,704,528
Churchill Downs, Inc.	116,250	28,004,625
Compass Group PLC	283,700	6,387,134
Domino's Pizza, Inc.	18,700	10,552,971
Flutter Entertainment PLC (a)	145,600	23,293,001
Hilton Worldwide Holdings, Inc. (a)	406,871	63,467,807
Lindblad Expeditions Holdings (a)	401,649	6,265,724
Marriott International, Inc. Class A (a)	353,000	58,329,720
McDonald's Corp.	39,209	10,510,757
Noodles & Co. (a)	862,335	7,821,378
Penn National Gaming, Inc. (a)	306,200	15,876,470
Planet Fitness, Inc. (a)	141,232	12,792,795
Restaurant Brands International, Inc.	174,900	10,605,028
Ruth's Hospitality Group, Inc. (a)	209,477	4,168,592
Starbucks Corp.	188,269	22,021,825
Vail Resorts, Inc.	34,879	11,436,824
Wingstop, Inc.	13,200	2,280,960
		491,276,016
Household Durables - 0.3%
D.R. Horton, Inc.	197,520	21,421,044
Lennar Corp. Class A	232,176	26,969,564
Tempur Sealy International, Inc.	241,300	11,348,339
Tupperware Brands Corp. (a)	111,309	1,701,915
		61,440,862
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	212,142	707,353,556
eBay, Inc.	525,100	34,919,150
Farfetch Ltd. Class A (a)	181,600	6,070,888
Global-e Online Ltd. (a)	132,600	8,405,514
The RealReal, Inc. (a)	676,624	7,855,605
Wayfair LLC Class A (a)	31,718	6,025,468
		770,630,181
Multiline Retail - 0.5%
B&M European Value Retail SA	451,552	3,889,483
Dollar General Corp.	175,461	41,378,968
Dollar Tree, Inc. (a)	159,437	22,404,087
Kohl's Corp.	199,000	9,828,610
Nordstrom, Inc. (a)	310,700	7,028,034
Ollie's Bargain Outlet Holdings, Inc. (a)	231,759	11,863,743
Target Corp.	115,900	26,823,896
		123,216,821
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc. (a)	158,000	6,936,200
American Eagle Outfitters, Inc.	1,079,911	27,343,347
Aritzia, Inc. (a)	145,400	6,017,384
Bath & Body Works, Inc.	209,974	14,654,085
Burlington Stores, Inc. (a)	231,573	67,505,845
Carvana Co. Class A (a)	74,710	17,317,031
Dick's Sporting Goods, Inc.	90,718	10,431,663
Five Below, Inc. (a)	101,329	20,963,957
Floor & Decor Holdings, Inc. Class A (a)	205,016	26,654,130
Lowe's Companies, Inc.	364,130	94,120,322
Ross Stores, Inc.	319,147	36,472,119
Sally Beauty Holdings, Inc. (a)	234,800	4,334,408
The Home Depot, Inc.	347,813	144,345,873
TJX Companies, Inc.	660,986	50,182,057
Torrid Holdings, Inc. (b)	349,796	3,455,984
Victoria's Secret & Co. (a)	305,655	16,976,079
Warby Parker, Inc. (a)	170,000	7,915,200
		555,625,684
Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	44,114	12,702,422
Canada Goose Holdings, Inc. (a)	81,700	3,027,864
Capri Holdings Ltd. (a)	1,616,705	104,940,322
Crocs, Inc. (a)	40,100	5,141,622
Deckers Outdoor Corp. (a)	91,917	33,670,116
Kontoor Brands, Inc. (b)	256,732	13,157,515
Levi Strauss & Co. Class A	475,926	11,912,428
lululemon athletica, Inc. (a)	100,662	39,404,140
LVMH Moet Hennessy Louis Vuitton SE	16,891	13,959,295
NIKE, Inc. Class B	626,852	104,477,423
On Holding AG	34,400	1,300,664
PVH Corp.	569,672	60,755,519
Ralph Lauren Corp.	126,170	14,996,566
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	83,500	3,623,900
Tapestry, Inc.	1,465,810	59,511,886
		482,581,682

TOTAL CONSUMER DISCRETIONARY		2,788,437,007

CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	35,800	18,082,580
Constellation Brands, Inc. Class A (sub. vtg.)	124,466	31,237,232
Keurig Dr. Pepper, Inc.	983,001	36,233,417
Molson Coors Beverage Co. Class B	59,300	2,748,555
Monster Beverage Corp. (a)	590,878	56,747,923
PepsiCo, Inc.	211,100	36,670,181
The Coca-Cola Co.	3,526,291	208,791,690
		390,511,578
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	7,900	529,063
Costco Wholesale Corp.	16,200	9,196,740
Grocery Outlet Holding Corp. (a)	145,800	4,123,224
Performance Food Group Co. (a)	581,457	26,683,062
Sysco Corp.	59,700	4,689,435
U.S. Foods Holding Corp. (a)	682,708	23,778,720
Walgreens Boots Alliance, Inc.	3,300	172,128
Walmart, Inc.	571,800	82,733,742
		151,906,114
Food Products - 0.9%
Archer Daniels Midland Co.	18,100	1,223,379
Bunge Ltd.	113,400	10,587,024
Conagra Brands, Inc.	227,700	7,775,955
Darling Ingredients, Inc. (a)	90,700	6,284,603
Freshpet, Inc. (a)	23,900	2,276,953
Laird Superfood, Inc. (a)	114,100	1,487,864
Lamb Weston Holdings, Inc.	664,775	42,133,440
Mondelez International, Inc.	1,264,412	83,843,160
Nomad Foods Ltd. (a)	139,400	3,539,366
Post Holdings, Inc. (a)	42,600	4,802,298
Sanderson Farms, Inc.	900	171,972
The Real Good Food Co. LLC Class B unit	156,156	879,783
TreeHouse Foods, Inc. (a)	653,803	26,498,636
Tyson Foods, Inc. Class A	137,800	12,010,648
		203,515,081
Household Products - 1.3%
Energizer Holdings, Inc.	419,415	16,818,542
Kimberly-Clark Corp.	388,700	55,553,004
Procter & Gamble Co.	1,271,793	208,039,899
Reynolds Consumer Products, Inc.	733,025	23,016,985
The Clorox Co.	73,100	12,745,716
		316,174,146
Personal Products - 0.2%
Edgewell Personal Care Co.	3,300	150,843
Herbalife Nutrition Ltd. (a)	714,513	29,245,017
Shiseido Co. Ltd.	38,600	2,152,312
The Beauty Health Co. (a)	120,000	2,899,200
The Beauty Health Co. (c)	600,000	14,496,000
The Honest Co., Inc. (b)	342,440	2,770,340
		51,713,712
Tobacco - 0.8%
Altria Group, Inc.	1,648,467	78,120,851
Philip Morris International, Inc.	1,004,253	95,404,035
RLX Technology, Inc. ADR (b)	923,900	3,603,210
		177,128,096

TOTAL CONSUMER STAPLES		1,290,948,727

ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Aspen Aerogels, Inc. (a)	58,500	2,912,715
Baker Hughes Co. Class A (b)	164,854	3,966,387
Championx Corp. (a)	228,100	4,609,901
Halliburton Co.	1,464,000	33,481,680
Liberty Oilfield Services, Inc. Class A (a)	677,400	6,570,780
Oceaneering International, Inc. (a)	739,500	8,363,745
Schlumberger Ltd.	270,700	8,107,465
Weatherford International PLC (a)	196,700	5,452,524
		73,465,197
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	5,404,276	7,647,460
Antero Resources Corp. (a)	655,500	11,471,250
Canadian Natural Resources Ltd.	1,307,959	55,267,330
Cheniere Energy, Inc.	49,478	5,018,059
ConocoPhillips Co.	34,000	2,454,120
CVR Energy, Inc.	178,800	3,005,628
Denbury, Inc. (a)	95,100	7,283,709
Exxon Mobil Corp.	3,011,838	184,294,367
Genesis Energy LP	2,251,100	24,109,281
Harbour Energy PLC (a)	1,272,400	6,140,661
Hess Corp.	763,875	56,549,666
Imperial Oil Ltd.	349,700	12,611,814
MEG Energy Corp. (a)	5,120,100	47,357,737
Murphy Oil Corp.	908,700	23,726,157
Phillips 66 Co.	547,459	39,668,879
Plains All American Pipeline LP	132,000	1,232,880
Range Resources Corp. (a)	377,600	6,732,608
Targa Resources Corp.	186,900	9,763,656
Tourmaline Oil Corp.	422,400	13,637,548
Valero Energy Corp.	261,486	19,640,213
		537,613,023

TOTAL ENERGY		611,078,220

FINANCIALS - 10.6%
Banks - 4.3%
Bank of America Corp.	5,169,709	230,000,353
Bank of Ireland Group PLC (a)	3,918,300	22,191,158
Citizens Financial Group, Inc.	1,026,043	48,480,532
Comerica, Inc.	261,724	22,769,988
JPMorgan Chase & Co.	659,741	104,469,987
M&T Bank Corp.	429,339	65,937,884
Piraeus Financial Holdings SA (a)	3,343,502	4,902,552
PNC Financial Services Group, Inc.	595,767	119,463,199
Signature Bank	88,489	28,623,537
Societe Generale Series A	856,043	29,421,113
Standard Chartered PLC (United Kingdom)	2,610,582	15,874,397
Starling Bank Ltd. Series D (a)(c)(d)	4,618,325	8,091,155
SVB Financial Group (a)	52,701	35,743,926
UniCredit SpA	1,276,115	19,615,618
Wells Fargo & Co.	4,854,596	232,923,516
Wintrust Financial Corp.	251,195	22,813,530
		1,011,322,445
Capital Markets - 3.0%
Bank of New York Mellon Corp.	2,583,461	150,047,415
BlackRock, Inc. Class A	118,654	108,634,856
Brookfield Asset Management, Inc. Class A	424,933	25,657,455
Cboe Global Markets, Inc.	281,756	36,740,982
CME Group, Inc.	176,700	40,368,882
Goldman Sachs Group, Inc.	96,605	36,956,243
Intercontinental Exchange, Inc.	697,900	95,451,783
Lazard Ltd. Class A	347,547	15,163,476
Morgan Stanley	781,302	76,692,604
Patria Investments Ltd.	898,838	14,561,176
State Street Corp.	680,768	63,311,424
StepStone Group, Inc. Class A	675,431	28,077,667
Virtu Financial, Inc. Class A	301,856	8,702,508
		700,366,471
Consumer Finance - 1.1%
Ally Financial, Inc.	311,594	14,834,990
American Express Co.	607,953	99,461,111
Capital One Financial Corp.	704,706	102,245,794
OneMain Holdings, Inc.	1,104,911	55,289,746
		271,831,641
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	5,601,170	10,586,211
Jumo World Ltd. (d)	998	7,500,699
WeWork, Inc. (a)	945,700	8,133,020
		26,219,930
Insurance - 1.9%
AIA Group Ltd.	541,600	5,466,286
Arch Capital Group Ltd. (a)	694,459	30,868,703
Arthur J. Gallagher & Co.	327,220	55,519,417
Hartford Financial Services Group, Inc.	1,142,915	78,906,852
Marsh & McLennan Companies, Inc.	445,291	77,400,482
Prudential PLC (a)	461,854	7,986,776
Reinsurance Group of America, Inc.	161,000	17,627,890
The Travelers Companies, Inc.	1,197,822	187,375,295
		461,151,701
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	683,133	31,103,045
MGIC Investment Corp.	1,702,462	24,549,502
Mr. Cooper Group, Inc. (a)	20	832
		55,653,379

TOTAL FINANCIALS		2,526,545,567

HEALTH CARE - 12.4%
Biotechnology - 2.5%
ADC Therapeutics SA (a)	276,838	5,592,128
Agios Pharmaceuticals, Inc. (a)	228,000	7,494,360
Alnylam Pharmaceuticals, Inc. (a)	308,000	52,230,640
Ambrx Biopharma, Inc. ADR	140,000	1,264,200
Arcutis Biotherapeutics, Inc. (a)	233,100	4,834,494
Argenx SE ADR (a)	200,000	70,038,000
Ascendis Pharma A/S sponsored ADR (a)	267,700	36,013,681
Atara Biotherapeutics, Inc. (a)	500,000	7,880,000
Avid Bioservices, Inc. (a)	280,000	8,170,400
BeiGene Ltd. ADR (a)	31,500	8,534,295
Celldex Therapeutics, Inc. (a)	187,316	7,237,890
Century Therapeutics, Inc.	240,000	3,806,400
Cerevel Therapeutics Holdings (a)	340,000	11,022,800
Cytokinetics, Inc. (a)	400,000	18,232,000
Denali Therapeutics, Inc. (a)	185,000	8,251,000
Erasca, Inc.	670,000	10,438,600
Exelixis, Inc. (a)	450,000	8,226,000
Fate Therapeutics, Inc. (a)	108,000	6,319,080
Forma Therapeutics Holdings, Inc. (a)	196,800	2,798,496
Generation Bio Co. (a)	236,200	1,672,296
Graphite Bio, Inc.	236,200	2,935,966
Imago BioSciences, Inc.	90,000	2,133,900
Innovent Biologics, Inc. (a)(e)	2,280,000	14,108,278
Instil Bio, Inc. (a)	400,000	6,844,000
Intellia Therapeutics, Inc. (a)	118,000	13,952,320
Janux Therapeutics, Inc.	160,000	3,156,800
Keros Therapeutics, Inc. (a)	126,000	7,372,260
Kinnate Biopharma, Inc.	80,000	1,417,600
Kura Oncology, Inc. (a)	350,000	4,900,000
Kymera Therapeutics, Inc. (a)	126,000	7,999,740
Mirati Therapeutics, Inc. (a)	167,000	24,497,230
Nuvalent, Inc. Class A (a)	157,400	2,996,896
ORIC Pharmaceuticals, Inc. (a)	196,800	2,892,960
Passage Bio, Inc. (a)	56,228	357,048
Poseida Therapeutics, Inc. (a)	487,891	3,322,538
Prelude Therapeutics, Inc. (a)	244,000	3,037,800
PTC Therapeutics, Inc. (a)	320,000	12,745,600
Regeneron Pharmaceuticals, Inc. (a)	92,500	58,415,600
Relay Therapeutics, Inc. (a)	400,000	12,284,000
Repare Therapeutics, Inc. (a)	138,200	2,914,638
Revolution Medicines, Inc. (a)	236,200	5,945,154
Sarepta Therapeutics, Inc. (a)	220,000	19,811,000
Scholar Rock Holding Corp. (a)	60,000	1,490,400
Shattuck Labs, Inc. (a)	259,400	2,207,494
Stoke Therapeutics, Inc. (a)	157,500	3,778,425
Taysha Gene Therapies, Inc. (a)	73,421	855,355
TG Therapeutics, Inc. (a)	850,000	16,150,000
Twist Bioscience Corp. (a)	90,000	6,965,100
uniQure B.V. (a)	180,000	3,733,200
Vaxcyte, Inc. (a)	280,000	6,661,200
Verve Therapeutics, Inc.	70,000	2,580,900
Xencor, Inc. (a)	360,000	14,443,200
Xenon Pharmaceuticals, Inc. (a)	94,500	2,952,180
Zai Lab Ltd. (a)	70,000	4,463,173
Zentalis Pharmaceuticals, Inc. (a)	335,000	28,160,100
Zymeworks, Inc. (a)	267,700	4,387,603
		592,926,418
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	3,650,000	155,052,000
DexCom, Inc. (a)	26,000	13,960,700
Envista Holdings Corp. (a)	600,000	27,036,000
Hologic, Inc. (a)	330,000	25,264,800
Insulet Corp. (a)	312,486	83,143,150
Intuitive Surgical, Inc. (a)	60,000	21,558,000
Masimo Corp. (a)	100,000	29,278,000
Outset Medical, Inc. (a)	240,000	11,061,600
Penumbra, Inc. (a)	330,000	94,815,600
PROCEPT BioRobotics Corp.	90,000	2,250,900
Tandem Diabetes Care, Inc. (a)	175,000	26,341,000
		489,761,750
Health Care Providers & Services - 3.9%
1Life Healthcare, Inc. (a)	400,000	7,028,000
agilon health, Inc. (a)	930,000	25,110,000
Alignment Healthcare, Inc. (a)	850,000	11,951,000
Cano Health, Inc. (a)	2,345,800	20,901,078
Centene Corp. (a)	1,190,000	98,056,000
Cigna Corp.	580,000	133,185,400
Guardant Health, Inc. (a)	160,000	16,003,200
HCA Holdings, Inc.	167,000	42,905,640
Humana, Inc.	384,000	178,122,240
LifeStance Health Group, Inc.	920,000	8,758,400
Oak Street Health, Inc. (a)	830,000	27,506,200
Rede D'Oregon Sao Luiz SA (e)	1,600,000	12,877,558
Surgery Partners, Inc. (a)	380,000	20,295,800
The Oncology Institute, Inc. (c)	761,936	7,057,432
UnitedHealth Group, Inc.	650,000	326,391,000
		936,148,948
Health Care Technology - 0.3%
Castlight Health, Inc. (a)	689,200	1,061,368
Castlight Health, Inc. Class B (a)	787,200	1,212,288
Definitive Healthcare Corp.	135,000	3,689,550
Doximity, Inc. (b)	130,000	6,516,900
Evolent Health, Inc. (a)	160,000	4,427,200
Health Catalyst, Inc. (a)	390,000	15,451,800
Inspire Medical Systems, Inc. (a)	78,000	17,944,680
Medlive Technology Co. Ltd. (e)	800,000	2,790,620
Phreesia, Inc. (a)	230,000	9,581,800
		62,676,206
Life Sciences Tools & Services - 2.1%
10X Genomics, Inc. (a)	180,000	26,812,800
Avantor, Inc. (a)	280,000	11,799,200
Bio-Rad Laboratories, Inc. Class A (a)	71,800	54,249,926
Bruker Corp.	450,000	37,759,500
Charles River Laboratories International, Inc. (a)	75,000	28,258,500
Danaher Corp.	543,200	178,718,232
Eden Biologics, Inc. (a)(d)	1,008,062	0
Lonza Group AG	52,000	43,294,595
Maravai LifeSciences Holdings, Inc. (a)	260,000	10,894,000
Olink Holding AB ADR (a)	236,524	4,304,737
Seer, Inc. Class A (c)	151,545	3,456,741
Stevanato Group SpA	320,000	7,184,000
Thermo Fisher Scientific, Inc.	154,000	102,754,960
		509,487,191
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	220,000	18,070,800
AstraZeneca PLC (United Kingdom)	380,000	44,372,389
Bristol-Myers Squibb Co.	230,000	14,340,500
Chime Biologics Ltd. (a)(d)	1,008,062	525,029
Eli Lilly & Co.	600,000	165,732,000
Nektar Therapeutics (a)	240,000	3,242,400
Pharvaris BV	208,000	3,290,560
Pliant Therapeutics, Inc. (a)	284,901	3,846,164
Roche Holding AG (participation certificate)	108,000	44,805,015
Royalty Pharma PLC	960,000	38,256,000
Theseus Pharmaceuticals, Inc.	180,000	2,282,400
UCB SA	64,000	7,304,067
		346,067,324

TOTAL HEALTH CARE		2,937,067,837

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	68,500	10,754,500
HEICO Corp. Class A	122,461	15,738,688
L3Harris Technologies, Inc.	178,010	37,958,852
Raytheon Technologies Corp.	592,898	51,024,802
The Boeing Co. (a)	483,200	97,277,824
		212,754,666
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	421,000	12,368,980
Airlines - 0.3%
JetBlue Airways Corp. (a)	4,479,400	63,786,656
Building Products - 1.5%
Carlisle Companies, Inc.	284,678	70,634,305
Fortune Brands Home & Security, Inc.	844,376	90,263,794
The AZEK Co., Inc. (a)	1,935,700	89,506,768
Trane Technologies PLC	475,510	96,067,285
		346,472,152
Commercial Services & Supplies - 0.6%
Cintas Corp.	128,328	56,871,120
Copart, Inc. (a)	42,802	6,489,639
CoreCivic, Inc. (a)	368,400	3,672,948
Waste Connections, Inc. (United States)	473,572	64,533,656
		131,567,363
Construction & Engineering - 0.3%
Willscot Mobile Mini Holdings (a)	1,887,200	77,073,248
Electrical Equipment - 0.6%
AMETEK, Inc.	752,732	110,681,713
Plug Power, Inc. (a)(b)	192,400	5,431,452
Regal Rexnord Corp.	81,900	13,937,742
		130,050,907
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	227,913	47,522,140
Roper Technologies, Inc.	206,800	101,716,648
		149,238,788
Machinery - 2.0%
AGCO Corp.	397,800	46,152,756
Caterpillar, Inc.	481,983	99,645,165
Chart Industries, Inc. (a)	300,500	47,926,745
Columbus McKinnon Corp. (NY Shares)	436,100	20,173,986
Deere & Co.	240,800	82,567,912
Fortive Corp.	1,195,394	91,196,608
IDEX Corp.	240,671	56,875,371
ITT, Inc.	325,100	33,221,969
		477,760,512
Marine - 0.0%
Eagle Bulk Shipping, Inc.	131,800	5,996,900
Genco Shipping & Trading Ltd.	262,900	4,206,400
		10,203,300
Professional Services - 0.5%
Equifax, Inc.	45,800	13,409,782
IHS Markit Ltd.	472,954	62,865,046
TransUnion Holding Co., Inc.	401,295	47,585,561
		123,860,389
Road & Rail - 1.7%
CSX Corp.	2,922,778	109,896,453
Landstar System, Inc.	281,885	50,463,053
Lyft, Inc. (a)	192,900	8,242,617
Old Dominion Freight Lines, Inc.	294,983	105,716,008
TuSimple Holdings, Inc. (a)(b)	180,600	6,474,510
Uber Technologies, Inc. (a)	1,756,612	73,654,741
Union Pacific Corp.	234,316	59,031,230
		413,478,612
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	130,200	5,758,746

TOTAL INDUSTRIALS		2,154,374,319

INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.	777,000	49,238,490
Electronic Equipment & Components - 0.5%
Cognex Corp.	206,722	16,074,703
Corning, Inc.	1,017,377	37,876,946
TE Connectivity Ltd.	266,341	42,971,457
Teledyne Technologies, Inc. (a)	24,200	10,572,738
Trimble, Inc. (a)	102,453	8,932,877
		116,428,721
IT Services - 4.1%
Akamai Technologies, Inc. (a)	401,505	46,992,145
Capgemini SA	406,417	99,604,972
Cognizant Technology Solutions Corp. Class A	1,351,877	119,938,527
Cyxtera Technologies, Inc. (c)	319,903	4,033,977
Cyxtera Technologies, Inc. Class A (a)	431,500	5,441,215
DXC Technology Co. (a)	165,783	5,336,555
ExlService Holdings, Inc. (a)	113,066	16,368,565
Gartner, Inc. (a)	101,535	33,945,181
Global Payments, Inc.	369,579	49,959,689
GoDaddy, Inc. (a)	550,500	46,715,430
MasterCard, Inc. Class A	346,300	124,432,516
MongoDB, Inc. Class A (a)	121,400	64,263,090
PayPal Holdings, Inc. (a)	579,352	109,254,200
Repay Holdings Corp. (a)	1,079,600	19,724,292
Snowflake Computing, Inc. (a)	50,800	17,208,500
StoneCo Ltd. Class A (a)	145,800	2,458,188
Thoughtworks Holding, Inc.	75,500	2,024,155
Twilio, Inc. Class A (a)	133,600	35,182,224
Visa, Inc. Class A	690,000	149,529,900
Wix.com Ltd. (a)	148,600	23,447,594
		975,860,915
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	997,361	175,306,143
Intel Corp.	1,092,400	56,258,600
Lam Research Corp.	15,800	11,362,570
Marvell Technology, Inc.	345,944	30,266,641
Microchip Technology, Inc.	954,204	83,073,000
Micron Technology, Inc.	1,637,011	152,487,575
NVIDIA Corp.	14,800	4,352,828
ON Semiconductor Corp. (a)	180,800	12,279,936
Skyworks Solutions, Inc.	176,663	27,407,498
Xilinx, Inc.	284,000	60,216,520
		613,011,311
Software - 12.0%
Adobe, Inc. (a)	425,849	241,481,934
Alteryx, Inc. Class A (a)	148,700	8,996,350
Anaplan, Inc. (a)	1,072,000	49,151,200
Aspen Technology, Inc. (a)	172,100	26,193,620
Autodesk, Inc. (a)	358,932	100,928,089
AvidXchange Holdings, Inc.	56,800	855,408
Blackbaud, Inc. (a)	236,800	18,702,464
Braze, Inc. (b)	25,800	1,990,728
Ceridian HCM Holding, Inc. (a)	385,600	40,279,776
Citrix Systems, Inc.	51,440	4,865,710
Constellation Software, Inc.	11,590	21,503,644
Coupa Software, Inc. (a)	117,800	18,618,290
Elastic NV (a)	302,300	37,210,107
GitLab, Inc.	18,500	1,609,500
HashiCorp, Inc.	21,500	1,957,360
HubSpot, Inc. (a)	45,404	29,928,047
Micro Focus International PLC	759,094	4,298,295
Microsoft Corp.	4,671,159	1,571,004,192
Mimecast Ltd. (a)	189,200	15,054,644
Momentive Global, Inc. (a)	329,600	6,971,040
New Relic, Inc. (a)	146,100	16,065,156
NortonLifeLock, Inc.	1,563,310	40,614,794
Palo Alto Networks, Inc. (a)	172,830	96,224,831
PTC, Inc. (a)	357,557	43,318,031
Salesforce.com, Inc. (a)	1,020,038	259,222,257
Samsara, Inc.	70,500	1,981,755
Smartsheet, Inc. (a)	67,800	5,251,110
Tenable Holdings, Inc. (a)	701,700	38,642,619
Workday, Inc. Class A (a)	316,489	86,458,465
Workiva, Inc. (a)	54,200	7,072,558
Zendesk, Inc. (a)	450,900	47,024,361
Zoom Video Communications, Inc. Class A (a)	85,000	15,632,350
		2,859,108,685
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	8,536,932	1,515,903,015
Western Digital Corp. (a)	335,414	21,872,347
		1,537,775,362

TOTAL INFORMATION TECHNOLOGY		6,151,423,484

MATERIALS - 2.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	99,689	30,331,375
Albemarle Corp. U.S.	67,900	15,872,983
Ashland Global Holdings, Inc.	34,300	3,692,738
CF Industries Holdings, Inc.	249,300	17,645,454
Corteva, Inc.	441,900	20,893,032
DuPont de Nemours, Inc.	276,307	22,320,079
Eastman Chemical Co.	39,500	4,775,945
Ecolab, Inc.	118,001	27,681,855
Element Solutions, Inc.	506,500	12,297,820
FMC Corp.	30,952	3,401,315
Huntsman Corp.	179,800	6,271,424
International Flavors & Fragrances, Inc.	131,020	19,738,163
Linde PLC	227,600	78,847,468
Livent Corp. (a)(b)	215,900	5,263,642
LyondellBasell Industries NV Class A	140,900	12,995,207
Nutrien Ltd.	214,500	16,122,898
Olin Corp.	392,684	22,587,184
PPG Industries, Inc.	104,100	17,951,004
RPM International, Inc.	69,400	7,009,400
Sherwin-Williams Co.	112,983	39,788,093
The Mosaic Co.	337,300	13,252,517
The Scotts Miracle-Gro Co. Class A	22,000	3,542,000
Tronox Holdings PLC	1,072,700	25,776,981
Wacker Chemie AG	21,100	3,136,755
		431,195,332
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	36,022	15,868,411
Summit Materials, Inc. (a)	146,140	5,866,060
Vulcan Materials Co.	75,000	15,568,500
		37,302,971
Containers & Packaging - 0.2%
Aptargroup, Inc.	52,800	6,466,944
Avery Dennison Corp.	57,000	12,344,490
Ball Corp.	165,600	15,942,312
Crown Holdings, Inc.	82,895	9,169,845
Packaging Corp. of America	39,000	5,309,850
		49,233,441
Metals & Mining - 0.6%
Alcoa Corp.	170,500	10,158,390
Cleveland-Cliffs, Inc. (a)	340,400	7,410,508
Commercial Metals Co.	186,856	6,781,004
Compass Minerals International, Inc.	22,600	1,154,408
First Quantum Minerals Ltd.	464,900	11,124,964
Freeport-McMoRan, Inc.	878,500	36,659,805
Lundin Mining Corp.	404,100	3,156,258
Newmont Corp.	401,656	24,910,705
Nucor Corp.	152,800	17,442,120
Reliance Steel & Aluminum Co.	60,300	9,781,866
Royal Gold, Inc.	33,700	3,545,577
Steel Dynamics, Inc.	114,200	7,088,394
		139,213,999
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	97,700	7,654,795
West Fraser Timber Co. Ltd. (b)	39,400	3,758,877
		11,413,672

TOTAL MATERIALS		668,359,415

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	92,700	20,668,392
American Tower Corp.	337,804	98,807,670
Americold Realty Trust	295,614	9,693,183
Crown Castle International Corp.	187,400	39,117,876
CubeSmart	1,059,115	60,274,235
Digital Realty Trust, Inc.	364,572	64,481,850
Digitalbridge Group, Inc. (a)	778,500	6,484,905
Douglas Emmett, Inc.	317,200	10,626,200
Equity Lifestyle Properties, Inc.	322,700	28,287,882
Essex Property Trust, Inc.	108,659	38,272,960
Four Corners Property Trust, Inc.	806,903	23,731,017
Healthcare Trust of America, Inc.	209,000	6,978,510
Host Hotels & Resorts, Inc. (a)	133,700	2,325,043
Invitation Homes, Inc.	508,551	23,057,702
Lamar Advertising Co. Class A	168,400	20,426,920
Mid-America Apartment Communities, Inc.	163,700	37,559,328
Phillips Edison & Co., Inc.	128,600	4,248,944
Prologis (REIT), Inc.	588,391	99,061,509
RLJ Lodging Trust	1,838,285	25,607,310
SITE Centers Corp.	919,100	14,549,353
Spirit Realty Capital, Inc.	193,800	9,339,222
Terreno Realty Corp.	96,600	8,239,014
Ventas, Inc.	684,300	34,981,416
VICI Properties, Inc.	792,700	23,868,197
Washington REIT (SBI)	423,800	10,955,230
Welltower, Inc.	181,300	15,550,101
		737,193,969
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	362,000	39,280,620
Jones Lang LaSalle, Inc. (a)	43,400	11,689,356
		50,969,976

TOTAL REAL ESTATE		788,163,945

UTILITIES - 2.4%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	260,718	23,196,080
Duke Energy Corp.	132,878	13,938,902
Edison International	404,025	27,574,706
Entergy Corp.	107,700	12,132,405
Evergy, Inc.	300,675	20,629,312
Exelon Corp.	1,051,079	60,710,323
FirstEnergy Corp.	692,279	28,791,884
NextEra Energy, Inc.	998,901	93,257,397
NRG Energy, Inc.	142,654	6,145,534
OGE Energy Corp.	205,500	7,887,090
PG&E Corp. (a)	2,308,667	28,027,217
Southern Co.	796,155	54,600,310
		376,891,160
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	44,888	1,502,850
NextEra Energy Partners LP	108,875	9,189,050
Sunnova Energy International, Inc. (a)	153,443	4,284,129
The AES Corp.	1,091,796	26,530,643
Vistra Corp.	669,978	15,255,399
		56,762,071
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	751,398	20,971,518
Dominion Energy, Inc.	438,013	34,410,301
NiSource, Inc.	653,152	18,033,527
Public Service Enterprise Group, Inc.	465,500	31,062,815
Sempra Energy	286,388	37,883,405
		142,361,566

TOTAL UTILITIES		576,014,797

TOTAL COMMON STOCKS
(Cost $14,082,704,214)		22,758,579,630

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series F (c)(d)	236,672	14,625,004
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Asimov, Inc. Series B (c)(d)	35,044	3,247,902
Caris Life Sciences, Inc. Series D (c)(d)	1,077,331	8,726,381
Element Biosciences, Inc. Series C (c)(d)	195,016	4,008,944
ElevateBio LLC Series C (c)(d)	626,000	2,304,306
Inscripta, Inc. Series E (c)(d)	423,474	3,739,275
		22,026,808
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	416,172	5,888,834
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (c)(d)	67,586	2,662,888
Omada Health, Inc. Series E (c)(d)	597,550	3,582,432
Wugen, Inc. Series B (c)(d)	155,150	1,203,173
		7,448,493
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	391,809	3,643,824
TOTAL HEALTH CARE		39,007,959

TOTAL CONVERTIBLE PREFERRED STOCKS		53,632,963

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (c)(d)(f)	103,485	2,970,352
TOTAL PREFERRED STOCKS
(Cost $55,388,659)		56,603,315
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 3/3/22 to 3/31/22 (g)
(Cost $29,387,060)	29,390,000	29,386,955

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (Cost $6,298,800)(c)(h)	$6,298,800	$7,407,852
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.08% (i)	801,515,924	801,676,228
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	57,316,421	57,322,153
TOTAL MONEY MARKET FUNDS
(Cost $858,998,380)		858,998,381
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $15,032,777,113)		23,710,976,133
NET OTHER ASSETS (LIABILITIES) - 0.1%		23,605,410
NET ASSETS - 100%		$23,734,581,543

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,425	March 2022	$576,968,125	$4,940,138	$4,940,138

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,732,683 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,776,456 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,386,955.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$2,587,915
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Aristea Therapeutics, Inc. Series B	10/6/20	$2,160,317
Asimov, Inc. Series B	10/29/21	$3,247,902
Caris Life Sciences, Inc. Series D	5/11/21	$8,726,381
Circle Internet Financial Ltd. 0%	5/11/21	$6,298,800
Cyxtera Technologies, Inc.	2/21/21	$3,199,030
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$5,910,953
Element Biosciences, Inc. Series C	6/21/21	$4,008,885
ElevateBio LLC Series C	3/9/21	$2,626,070
Inscripta, Inc. Series E	3/30/21	$3,739,275
Omada Health, Inc. Series E	12/22/21	$3,582,432
Reddit, Inc. Series F	8/11/21	$14,625,004
Seer, Inc. Class A	12/8/20	$2,879,355
Starling Bank Ltd. Series D	6/18/21	$8,257,037
The Beauty Health Co.	12/8/20	$6,000,000
The Oncology Institute, Inc.	6/28/21	$7,619,360
Thriveworks TopCo LLC Series B	7/23/21	$2,970,352
Wugen, Inc. Series B	7/9/21	$1,203,173

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$554,315,775	$3,277,506,222	$3,030,145,769	$172,972	$--	$--	$801,676,228	1.4%
Fidelity Securities Lending Cash Central Fund 0.08%	52,585,595	450,534,473	445,797,915	145,723	--	--	57,322,153	0.2%
Total	$606,901,370	$3,728,040,695	$3,475,943,684	$318,695	$--	$--	$858,998,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,266,166,312	$2,217,210,929	$48,955,383	$--
Consumer Discretionary	2,803,062,011	2,728,205,672	60,231,335	14,625,004
Consumer Staples	1,290,948,727	1,290,068,944	879,783	--
Energy	611,078,220	604,937,559	6,140,661	--
Financials	2,529,515,919	2,394,909,602	105,457,900	29,148,417
Health Care	2,976,075,796	2,785,246,137	151,296,671	39,532,988
Industrials	2,154,374,319	2,154,374,319	--	--
Information Technology	6,151,423,484	6,047,520,217	103,903,267	--
Materials	668,359,415	665,222,660	3,136,755	--
Real Estate	788,163,945	788,163,945	--	--
Utilities	576,014,797	576,014,797	--	--
U.S. Government and Government Agency Obligations	29,386,955	--	29,386,955	--
Preferred Securities	7,407,852	--	7,407,852	--
Money Market Funds	858,998,381	858,998,381	--	--
Total Investments in Securities:	$23,710,976,133	$23,110,873,162	$516,796,562	$83,306,409
Net unrealized depreciation on unfunded commitments	$(25,080)	$--	$(25,080)	$--
Derivative Instruments:
Assets
Futures Contracts	$4,940,138	$4,940,138	$--	$--
Total Assets	$4,940,138	$4,940,138	$--	$--
Total Derivative Instruments:	$4,940,138	$4,940,138	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,940,138	$0
Total Equity Risk	4,940,138	0
Total Value of Derivatives	$4,940,138	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,401,807) — See accompanying schedule: Unaffiliated issuers (cost $14,173,778,733)	$22,851,977,752
Fidelity Central Funds (cost $858,998,380)	858,998,381
Total Investment in Securities (cost $15,032,777,113)		$23,710,976,133
Foreign currency held at value (cost $1,118,464)		1,116,648
Receivable for investments sold		25,263,760
Receivable for fund shares sold		72,396,034
Dividends receivable		15,107,991
Distributions receivable from Fidelity Central Funds		48,499
Other receivables		1,389,922
Total assets		23,826,298,987
Liabilities
Payable to custodian bank	$581,354
Payable for investments purchased	27,684,108
Unrealized depreciation on unfunded commitments	25,080
Payable for fund shares redeemed	4,391,110
Payable for daily variation margin on futures contracts	1,667,188
Other payables and accrued expenses	46,451
Collateral on securities loaned	57,322,153
Total liabilities		91,717,444
Net Assets		$23,734,581,543
Net Assets consist of:
Paid in capital		$11,636,687,268
Total accumulated earnings (loss)		12,097,894,275
Net Assets		$23,734,581,543
Net Asset Value, offering price and redemption price per share ($23,734,581,543 ÷ 180,766,486 shares)		$131.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$136,893,193
Interest		9,587
Income from Fidelity Central Funds (including $145,723 from security lending)		318,695
Total income		137,221,475
Expenses
Custodian fees and expenses	$33,686
Independent directors' fees and expenses	49,452
Total expenses		83,138
Net investment income (loss)		137,138,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,056,794,405
Redemptions in-kind with affiliated entities	3,072,585,365
Foreign currency transactions	(9,106)
Futures contracts	17,261,851
Total net realized gain (loss)		4,146,632,515
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,277,107,230)
Unfunded commitments	1,097,903
Assets and liabilities in foreign currencies	(27,330)
Futures contracts	2,928,609
Total change in net unrealized appreciation (depreciation)		(2,273,108,048)
Net gain (loss)		1,873,524,467
Net increase (decrease) in net assets resulting from operations		$2,010,662,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	For the period September 18, 2020 (commencement of operations) through June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,138,337	$222,684,363
Net realized gain (loss)	4,146,632,515	1,867,679,942
Change in net unrealized appreciation (depreciation)	(2,273,108,048)	5,252,737,508
Net increase (decrease) in net assets resulting from operations	2,010,662,804	7,343,101,813
Distributions to shareholders	(1,891,026,026)	(325,383,396)
Affiliated share transactions
Proceeds from sales of shares	1,200,161,080	1,706,447,125
Net asset value of shares issued in exchange for the net assets of each Target Fund (note 9)	–	21,629,434,310
Reinvestment of distributions	1,891,026,026	325,383,378
Cost of shares redeemed	(7,716,863,111)	(2,438,362,460)
Net increase (decrease) in net assets resulting from share transactions	(4,625,676,005)	21,222,902,353
Total increase (decrease) in net assets	(4,506,039,227)	28,240,620,770
Net Assets
Beginning of period	28,240,620,770	–
End of period	$23,734,581,543	$28,240,620,770
Other Information
Shares
Sold	8,903,407	14,502,448
Issued in exchange for the shares of each Target Fund (note 9)	–	216,294,365
Issued in reinvestment of distributions	14,542,310	2,778,660
Redeemed	(55,441,856)	(20,812,848)
Net increase (decrease)	(31,996,139)	212,762,625

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Equity Central Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$132.73	$100.00
Income from Investment Operations
Net investment income (loss)B	.71	1.05
Net realized and unrealized gain (loss)	9.34	33.21
Total from investment operations	10.05	34.26
Distributions from net investment income	(.84)	(.87)
Distributions from net realized gain	(10.64)	(.66)
Total distributions	(11.48)	(1.53)
Net asset value, end of period	$131.30	$132.73
Total ReturnC,D	7.67%	34.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	1.04%G	1.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,734,582	$28,240,621
Portfolio turnover rateI	32%G,J	47%G,K

 A For the period September 18, 2020 (commencement of operations) through June 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,115,975,965
Gross unrealized depreciation	(465,814,041)
Net unrealized appreciation (depreciation)	$8,650,161,924
Tax cost	$15,065,729,267

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity U.S. Equity Central Fund	2,970,352	0.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	4,092,547,241	4,795,010,627

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Equity Central Fund	$84,879

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	224,491,235	316,931,653	64,250,080

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity U.S. Equity Central Fund	42,998,101	3,072,585,365	6,008,984,643

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	37,512

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Equity Central Fund	$14,268	$3,406	$–

8. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Prior Fiscal Year Merger Information.

On September 18, 2020, the Fund acquired all of the assets and assumed all of the liabilities of each Target Fund listed in the below table pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The securities held by each Target Fund were the primary assets acquired by the Fund. Each acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of each Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Communication Services Central Fund	2,141,812,833	519,302,172	2,120,801,164	21,208,011	2.404169
Fidelity Consumer Discretionary Central Fund	2,379,545,185	1,008,679,474	2,377,079,793	23,770,800	4.114729
Fidelity Consumer Staples Central Fund	1,404,755,423	183,109,941	1,408,546,669	14,085,469	2.173535
Fidelity Energy Central Fund	492,966,055	(166,203,567)	492,316,660	4,923,164	.592504
Fidelity Financials Central Fund	2,972,669,112	121,195,967	2,979,099,815	29,791,012	.892308
Fidelity Health Care Central Fund	3,329,427,513	1,050,591,177	3,330,176,008	33,301,760	5.057539
Fidelity Industrials Central Fund	1,767,416,176	475,772,074	1,769,747,563	17,697,476	2.866827
Fidelity Information Technology Central Fund	6,093,403,752	2,363,995,847	6,085,657,837	60,856,583	5.380155
Fidelity Materials Central Fund	509,207,518	93,756,573	509,656,880	5,096,569	2.038593
Fidelity Utilities Central Fund	555,511,461	56,313,305	556,351,921	5,563,521	1.681890

Surviving Fund	Net assets $	Total net assets after the acquisition $
Fidelity U.S. Equity Central Fund	100	21,629,434,410

Pro forma results of operations of the combined entity for the entire period ended June 30, 2021 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$285,180,268
Total net realized gain (loss)	2,242,434,479
Total change in net unrealized appreciation (depreciation)	6,315,625,250
Net increase (decrease) in net assets resulting from operations	$8,843,239,997

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund's Statement of Operations since September 18, 2020.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity U.S. Equity Central Fund	.0006%
Actual		$1,000.00	$1,076.70	$--C
Hypothetical-D		$1,000.00	$1,025.20	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

USE-SANN-0322
1.9900194.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022